Note 3 - Going Concern - Contractual Commitments (Details) - USD ($) $ in Thousands	Jan. 06, 2021	Dec. 31, 2020
Total		$ 182,016
Subsequent Event [Member]
Contractual Obligation, to be Paid, Year One	$ 116,434
Contractual Obligation, to be Paid, Year Two	94,737
Total	$ 211,171